UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                  New York, NY                May 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 120

Form 13F Information Table Value Total: $   293,655
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-12803                        Newland Master Fund, Ltd.


                                                        FORM 13F INFORMATION TABLE
                                                              March 31, 2009

COLUMN 1                     COLUMN  2      COLUMN 3      COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                             TITLE OF                      VALUE      SHRS OR SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS          CUSIP        (x$1,000)    PRN AMT PRN CALL  DISCRETION     MANAGERS    SOLE   SHARE NONE

AEGEAN MARINE PETROLEUM NETW  SHS             Y0017S102      456      27,208 SH         Shared-Defined    1         27,208
AERCAP HOLDINGS NV            SHS             N00985106    3,797   1,168,391 SH         Shared-Defined    1      1,168,391
AEROVIRONMENT INC             COM             008073108      337      16,102 SH         Shared-Defined    1         16,102
ALPHA NATURAL RESOURCES INC   COM             02076X102      710      40,000 SH   CALL  Shared-Defined    1         40,000
ALTRA HOLDINGS INC            COM             02208R106    6,010   1,548,998 SH         Shared-Defined    1      1,548,998
AMERICAN REPROGRAPHICS CO     COM             029263100    6,258   1,767,714 SH         Shared-Defined    1      1,767,714
AMERICAN WOODMARK CORP        COM             030506109      188      10,693 SH         Shared-Defined    1         10,693
AMETEK INC NEW                COM             031100100      313      10,000 SH   PUT   Shared-Defined    1        100,000
ANALOGIC CORP                 COM PAR $0.05   032657207    3,000      93,698 SH         Shared-Defined    1         93,698
ASTEC INDS INC                COM             046224101      393      15,000 SH   PUT   Shared-Defined    1         15,000
ATS MED INC                   COM             002083103   11,557   4,622,882 SH         Shared-Defined    1      4,622,882
BANK OF AMERICA CORPORATION   COM             060505104      151      22,200 SH   CALL  Shared-Defined    1         22,200
BANK OF AMERICA CORPORATION   COM             060505104      249      36,500 SH   CALL  Shared-Defined    1         36,500
C&D TECHNOLOGIES INC          COM             124661109    4,757   2,571,330 SH         Shared-Defined    1      2,571,330
CATERPILLAR INC DEL           COM             149123101      979      35,000 SH   PUT   Shared-Defined    1         35,000
CECO ENVIRONMENTAL CORP       COM             125141101       96      32,292 SH         Shared-Defined    1         32,292
CELADON GROUP INC             COM             150838100      525      94,653 SH         Shared-Defined    1         94,653
CENTURY ALUM CO               COM             156431108      153      72,691 SH         Shared-Defined    1         72,691
CENVEO INC                    COM             15670S105      159      48,973 SH         Shared-Defined    1         48,973
CITIGROUP INC                 COM             172967101       51      20,000 SH   CALL  Shared-Defined    1         20,000
CITIGROUP INC                 COM             172967101       51      20,000 SH   CALL  Shared-Defined    1         20,000
CLARIENT INC                  COM             180489106    2,202     978,637 SH         Shared-Defined    1        978,637
COOPER INDS LTD               CL A            G24182100      517      20,000 SH         Shared-Defined    1         20,000
COOPER INDS LTD               CL A            G24182100       43      10,000 SH   PUT   Shared-Defined    1         10,000
CROWN HOLDINGS INC            COM             228368106      728      32,025 SH         Shared-Defined    1         32,025
CROWN HOLDINGS INC            COM             228368106    2,273     100,000 SH   CALL  Shared-Defined    1        100,000
CSX CORP                      COM             126408103    4,555     176,212 SH         Shared-Defined    1        176,212
DANAHER CORP DEL              COM             235851102    1,356      25,000 SH   PUT   Shared-Defined    1         25,000
DARLING INTL INC              COM             237266101      667     179,899 SH         Shared-Defined    1        179,899
DOMTAR CORP                   COM             257559104    4,847   5,102,084 SH         Shared-Defined    1      5,102,084
DONALDSON INC                 COM             257651109      403      15,000 SH   PUT   Shared-Defined    1         15,000
DXP ENTERPRISES INC NEW       COM NEW         233377407   11,476   1,110,903 SH         Shared-Defined    1      1,110,903
ENGLOBAL CORP                 COM             293306106      584     128,534 SH         Shared-Defined    1        128,534
ENTEGRIS INC                  COM             29362U104      262     304,702 SH         Shared-Defined    1        304,702
EXPEDITORS INTL WASH INC      COM             302130109    1,782      62,989 SH         Shared-Defined    1         62,989
FREIGHTCAR AMER INC           COM             357023100    5,911     337,183 SH         Shared-Defined    1        337,183
FROZEN FOOD EXPRESS INDS INC  COM             359360104      824     274,803 SH         Shared-Defined    1        274,803
GARDNER DENVER INC            COM             365558105    2,342     107,710 SH         Shared-Defined    1        107,710
GENESIS LEASE LTD             ADR             37183T107      144      51,768 SH         Shared-Defined    1         51,768
GERDAU AMERISTEEL CORP        COM             37373P105    1,352     440,275 SH         Shared-Defined    1        440,275
GLOBAL SHIP LEASE INC NEW     SHS A           Y27183105    2,533   1,253,869 SH         Shared-Defined    1      1,253,869
GRACO INC                     COM             384109104    2,311     135,398 SH         Shared-Defined    1        135,398
GRACO INC                     COM             384109104      854      50,000 SH   CALL  Shared-Defined    1         50,000
H & E EQUIPMENT SERVICES INC  COM             404030108      578      88,187 SH         Shared-Defined    1         88,187
HONEYWELL INTL INC            COM             438516106    2,836     101,794 SH         Shared-Defined    1        101,974
HONEYWELL INTL INC            COM             438516106      697      25,000 SH   CALL  Shared-Defined    1         25,000
HORIZON LINES INC             COM             44044K101      622     205,388 SH         Shared-Defined    1        205,388
HORSEHEAD HLDG CORP           COM             440694305      300      54,531 SH         Shared-Defined    1         54,531
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101      449      32,500 SH         Shared-Defined    1         32,500
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101    1,035      75,000 SH   CALL  Shared-Defined    1         75,000
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101      897      65,000 SH   CALL  Shared-Defined    1         65,000
INTERLINE BRANDS INC          COM             458743101    7,179     851,569 SH         Shared-Defined    1        851,569
INTL PAPER CO                 COM             460146103      352      50,000 SH   PUT   Shared-Defined    1         50,000
IPG PHOTONICS CORP            COM             44980X109   16,980   2,016,656 SH         Shared-Defined    1      2,016,656
ISHARES TR                    RUSSELL 2000    464287655    4,205     100,000 SH   CALL  Shared-Defined    1        100,000
ISHARES TR                    RUSSELL 2000    464287655    8,410     200,000 SH   PUT   Shared-Defined    1        200,000
ISHARES TR                    RUSSELL 2000    464287655    2,103      50,000 SH   PUT   Shared-Defined    1         50,000
ITC HLDGS CORP                COM             465685105      851      19,500 SH         Shared-Defined    1         19,500
ITRON INC                     COM             465741106      710      15,000 SH   PUT   Shared-Defined    1         15,000
KANSAS CITY SOUTHERN          COM NEW         485170302      497      39,100 SH         Shared-Defined    1         39,100
LOWES COS INC                 COM             548661107      416      22,800 SH         Shared-Defined    1         22,800
MANITOWOC INC                 COM             563571108       89      27,300 SH   CALL  Shared-Defined    1         27,300
MANITOWOC INC                 COM             563571108       67      20,500 SH   CALL  Shared-Defined    1         20,500
MARKET VECTORS ETF TR         GBL ALTER ENRG  57060U407    1,023      55,477 SH         Shared-Defined    1         55,477
MASCO CORP                    COM             574599106      524      75,000 SH   CALL  Shared-Defined    1         75,000
METHANEX CORP                 COM             59151K108    2,015     257,996 SH         Shared-Defined    1        257,996
MUELLER WTR PRODS INC         COM SER A       624758108    4,081   1,236,700 SH         Shared-Defined    1      1,236,700
MYLAN INC                     COM             628530107      550      41,000 SH         Shared-Defined    1         41,000
MYR GROUP INC DEL             COM             55405W104      826      54,170 SH         Shared-Defined    1         54,170
NETSOL TECHNOLOGIES INC       COM NEW         64115A204      842   2,405,214 SH         Shared-Defined    1      2,405,214
NORTH AMERN ENERGY PARTNERS   COM             656844107      213      69,889 SH         Shared-Defined    1         69,889
ODYSSEY MARINE EXPLORATION I  COM             676118102   11,122   3,280,802 SH         Shared-Defined    1      3,280,802
ORBITAL SCIENCES CORP         COM             685564106      297      25,000 SH         Shared-Defined    1         25,000
ORTHOVITA INC                 COM             68750U102    2,225     830,166 SH         Shared-Defined    1        830,166
OWENS ILL INC                 COM NEW         690768403      349      24,200 SH         Shared-Defined    1         24,200
PENFORD CORP                  COM             707051108    2,805     772,709 SH         Shared-Defined    1        772,709
PGT INC                       COM             69336V101      113      80,976 SH         Shared-Defined    1         80,976
POLYPORE INTL INC             COM             73179V103      480     119,284 SH         Shared-Defined    1        119,284
POWERSHARES ETF TRUST         WNDRHLL CLN EN  73935X500      731      96,229 SH         Shared-Defined    1         96,229
POWERSHARES GLOBAL ETF TRUST  EX US SML PORT  73936T771      125      10,000 SH         Shared-Defined    1         10,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    3,032     100,000 SH   PUT   Shared-Defined    1        100,000
QUALITY DISTR INC FLA         COM             74756M102    3,859   1,948,981 SH         Shared-Defined    1      1,948,981
REPUBLIC SVCS INC             COM             760759100      772      45,000 SH         Shared-Defined    1         45,000
ROBBINS & MYERS INC           COM             770196103    2,432     160,300 SH         Shared-Defined    1        160,300
ROBBINS & MYERS INC           COM             770196103      379      25,000 SH   CALL  Shared-Defined    1         25,000
ROCK-TENN CO                  CL A            772739207    1,767      65,319 SH         Shared-Defined    1         65,319
ROCKWOOD HLDGS INC            COM             774415103      199      25,000 SH   CALL  Shared-Defined    1         25,000
RSC HOLDINGS INC              COM             74972L102    2,009     381,931 SH         Shared-Defined    1        381,931
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605      705      80,000 SH   CALL  Shared-Defined    1         80,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605      352      40,000 SH   CALL  Shared-Defined    1         40,000
SMITH A O                     COM             831865209    4,147     164,686 SH         Shared-Defined    1        164,686
SOLUTIA INC                   COM NEW         834376501    1,201     642,067 SH         Shared-Defined    1        642,067
SPDR GOLD TRUST               GOLD SHS        78463V107    1,354      15,000 SH         Shared-Defined    1         15,000
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888    2,109     198,600 SH         Shared-Defined    1        198,600
SPDR TR                       UNIT SER 1      78462F103   29,820     375,000 SH   PUT   Shared-Defined    1        375,000
SPDR TR                       UNIT SER 1      78462F103   29,422     370,000 SH   PUT   Shared-Defined    1        370,000
SPDR TR                       UNIT SER 1      78462F103    3,578      45,000 SH   CALL  Shared-Defined    1         45,000
SPDR TR                       UNIT SER 1      78462F103    3,976      50,000 SH   CALL  Shared-Defined    1         50,000
SUPERTEL HOSPITALITY INC MD   COM             868526104      835     982,397 SH         Shared-Defined    1        982,397
TEMPLE INLAND INC             COM             879868107    1,614     300,536 SH         Shared-Defined    1        300,536
TERRA INDS INC                COM             880915103      562      20,000 SH   CALL  Shared-Defined    1         20,000
THOMPSON CREEK METALS CO INC  COM             884768102      669     168,500 SH         Shared-Defined    1        168,500
TITAN MACHY INC               COM             88830R101    5,332     593,793 SH         Shared-Defined    1        593,793
TRANSOCEAN LTD                REG SHS         H8817H100      477       8,100 SH         Shared-Defined    1          8,100
TRAVELCENTERS OF AMERICA LLC  COM             894174101      505     275,945 SH         Shared-Defined    1        275,945
TREX INC                      COM             89531P105      832     109,000 SH         Shared-Defined    1        109,000
TVI CORP NEW                  COM             872916101      260   2,602,417 SH         Shared-Defined    1      2,602,417
TYCO INTL LTD BERMUDA         SHS             G9143X208    5,815     297,300 SH         Shared-Defined    1        297,300
TYCO INTL LTD BERMUDA         SHS             G9143X208    1,039      53,100 SH   CALL  Shared-Defined    1         53,100
TYCO INTL LTD BERMUDA         SHS             G9143X208      647      33,100 SH   CALL  Shared-Defined    1         33,100
TYCO INTL LTD BERMUDA         SHS             G9143X208      978      50,000 SH   CALL  Shared-Defined    1         50,000
ULTRAPETROL BAHAMAS LTD       COM             P94398107    4,604   1,705,174 SH         Shared-Defined    1      1,705,174
UNITED STATES STL CORP NEW    COM             912909108      845      40,000 SH   PUT   Shared-Defined    1         40,000
USA TRUCK INC                 COM             902925106    6,997     541,110 SH         Shared-Defined    1        541,110
VITRAN CORP INC               COM             92850E107    2,240     425,813 SH         Shared-Defined    1        425,813
WESTPORT INNOVATIONS INC      COM NEW         960908309       58      11,564 SH         Shared-Defined    1         11,564
WHIRLPOOL CORP                COM             963320106    1,480      50,000 SH   CALL  Shared-Defined    1         50,000
WHIRLPOOL CORP                COM             963320106      444      15,000 SH         Shared-Defined    1         15,000
XENONICS HLDGS INC            COM             984117101      481     677,497 SH         Shared-Defined    1        677,497
YRC WORLDWIDE INC             COM             984249102       84      18,789 SH         Shared-Defined    1         18,789








SK 25958 0002 991694